TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES - Others (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Others
Conversion of subordinated units to common units date	Jan. 01, 2012
Subordinated units converted into common units	7,621,843
Conversion of subordinated Series A units to common units date	Jun. 29, 2012
Subordinated Series A units converted into common units	1,000,000
Navios Partners' common units held by Navios Holdings	14,223,763
Percentage of ownership interest in Navios Partners	23.20%
Navios Partners' agreement with Navios Holdings for supplemental credit default insurance date	Nov. 15, 2012
Maximum cash payment by which Navios Holdings will provide supplemental credit default insurance to Navios Partners	$ 20,000